Consolidated statement of changes in equity - EUR (€) € in Millions		Total		Share capital and share premium [Member]	Other reserves [Member]	Retained earnings [member]	Shareholders' equity (parent) [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2016		€ 47,863		€ 16,989	€ 5,897	€ 24,371	€ 47,257	€ 606
Unrealised revaluations available-for sale investments and other revaluations		(283)	[1]		(293)		(293)	10
Realised gains/losses transferred to the statement of profit or loss		(92)	[1]		(90)		(90)	(2)
Changes in cash flow hedge reserve		(525)			(514)		(514)	(11)
Unrealised revaluations property in own use		26	[1]			26	26
Remeasurement of the net defined benefit asset/liability 36		(29)	[1]		(29)		(29)
Exchange rate differences		(864)	[1]		(894)		(894)	30
Share of other comprehensive income of associates and joint ventures and other income		(5)			138	(143)	(5)
Total amount recognised directly in other comprehensive income net of tax		(1,772)			(1,682)	(117)	(1,799)	27
Net result		5,546	[1]		153	5,311	5,464	82
Total comprehensive income net of tax		3,774	[1]		(1,529)	5,194	3,665	109
Dividends 30		(2,564)				(2,564)	(2,564)
Changes in treasury shares		(6)			(6)		(6)
Employee stock option and share plans		77		56		21	77
Balance (Effect of change in accounting policy due to implementation of IFRS 9 [Member]) at Dec. 31, 2017		(1,008)			(604)	(390)	(993)	(14)
Balance (Including IFRS 9 adjustments [Member]) at Dec. 31, 2017		48,136		17,045	3,759	26,632	47,435	700
Balance at Dec. 31, 2017		49,144		17,045	4,362	27,022	48,429	715
Net change in fair value of equity instruments at fair value through other comprehensive income		(461)	[1]		(518)	56	(461)	0
Net change in fair value of debt instruments at fair value through other comprehensive income		177	[1]		177		177	0
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss		56	[1]		54		54	2
Changes in cash flow hedge reserve		382	[1]		342		342	41
Unrealised revaluations property in own use		1	[1]		(2)	3	1	0
Remeasurement of the net defined benefit asset/liability 36		6	[1]		6		6
Exchange rate differences		(396)	[1]		(380)		(380)	(16)
Share of other comprehensive income of associates and joint ventures and other income		14			283	(270)	14
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss		199	[1]		199		199
Total amount recognised directly in other comprehensive income net of tax		(488)			(301)	(211)	(512)	24
Net result		4,869	[1]		160	4,601	4,761	108
Total comprehensive income net of tax		4,381	[1]		(141)	4,391	4,250	132
Dividends 30		(2,668)				(2,607)	(2,607)	(61)
Changes in treasury shares		4			4		4
Employee stock option and share plans		63		44		19	63	0
Changes in composition of the group and other changes	[2]	(65)				(96)	(96)	31
Balance at Dec. 31, 2018		49,851		17,088	3,621	28,339	49,049	803
Net change in fair value of equity instruments at fair value through other comprehensive income		139	[1]		(335)	472	137	1
Net change in fair value of debt instruments at fair value through other comprehensive income		42	[1]		43		43	(1)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss		34	[1]		33		33	1
Changes in cash flow hedge reserve		640	[1]		604		604	36
Unrealised revaluations property in own use		58	[1]		49	9	58	0
Remeasurement of the net defined benefit asset/liability 36		58	[1]		58		58
Exchange rate differences		(29)	[1]		(36)		(36)	7
Share of other comprehensive income of associates and joint ventures and other income					69	(69)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss		(116)	[1]		(123)	6	(116)
Total amount recognised directly in other comprehensive income net of tax		673			211	418	629	44
Net result		4,001	[1]		180	3,723	3,903	99
Total comprehensive income net of tax		4,674	[1]		391	4,141	4,532	142
Dividends 30		(2,679)				(2,650)	(2,650)	(29)
Changes in treasury shares		1			1		1
Employee stock option and share plans		41		28		13	41	0
Changes in composition of the group and other changes		0				23	23	(23)
Balance at Dec. 31, 2019		€ 51,889	[3]	€ 17,117	€ 4,013	€ 29,866	€ 50,996	€ 893

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.

[2]
1 Includes an amount for the initial recognition of the redemption liability related to the acquisition of Payvision Holding B.V. and Makelaarsland B.V. that reduces the Retained earnings of the Group. Future remeasurements of the redemption liability are recognised in the statement of profit or loss.

[3]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.